Other investments (Tables)	12 Months Ended
Mar. 31, 2020
Other investments
Schedule of other investments Included within non-current assets

	2020	2019
	€m	€m
Included within non-current assets:
Equity securities[1]	77	48
Debt securities[2]	715	822
	792	870

Schedule of current other investments Included within current assets

	2020	2019
	€m	€m
Included within current assets:
Short-term investments:
Bonds and debt securities[3]	2,796	4,690
Managed investment funds[4]	2,451	6,405
	5,247	11,095
Other investments[5]	1,842	1,917
	7,089	13,012

Notes:

1Items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

2Items are measured at amortised cost and the carrying amount approximates fair value.

3€1,115 million (2019: €1,184 million) is measured at amortised cost and remaining items are measured at fair value. For €1,681 million (2019: €3,011million) the valuation basis is level 1 classification, which comprises financial instruments where fair value is determined by unadjusted quoted prices in active markets for identical assets or liabilities. The remaining balance is level 2 classification.

4Items measured at fair value and the valuation basis is level 2 classification.

5€1,017 million (2019: €1,097 million) is measured at fair value and the valuation basis is level 1. The remaining items are measured at amortised cost and the carrying amount approximates fair value.